Leases (Tables)	12 Months Ended
Apr. 30, 2023
Leases [Abstract]
Schedule of Finance Right-of-Use Assets And Lease Liabilities
The Company’s finance
right-of-use
assets
and lease liabilities are as follows:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Finance lease right-of-use assets, net (1)	¥45,303	¥35,824	$263
Current portion of finance lease liabilities (2)	13,221	15,004	110
Finance lease liabilities, net of current portion	36,799	24,705	182

(1)	Included in “Property and equipment, net” in the Balance Sheet s .
(2)	Included in “Accrued expenses and other current liabilities” in the Balance Sheet s .

Schedule of Components of Lease Costs
The components of lease costs are as
follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Finance lease cost	(in thousands)
Amortization of right-of-use assets	¥582	¥4,511	¥13,484	$100
Interest on lease liabilities	118	548	1,275	9

Total	¥700	¥5,059	¥14,759	$109

Schedule of Supplemental Information Related to Finance Leases
Supplemental information related to finance leases is as follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Cash flow information	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	¥646	¥4,766	¥14,315	$105
Finance lease right-of-use assets obtained in exchange for lease liabilities	—	47,147	3,996	29
Weighted average remaining lease term (in years)	4.6	3.7	2.7
Weighted average discount rate (IBR)	3.00%	2.56%	2.59%

Schedule of Maturity Analysis of Future Minimum Financial Leases Payments
Maturity

analysis of future minimum lease payments under
non-cancellable
leases subsequent to April 30, 2023 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2024	¥15,979	$118
2025	14,869	109
2026	10,001	74
2027	456	3
2028	114	1

Total	41,419	305
Less: Interest component	(1,710)	(13)

Present value of minimum lease payments	¥39,709	$292

Schedule of Components of Operating Lease Expenses
The components of the operating lease expenses reflected in the Statements of Operations for the year ended April 30, 2021, 2022 and 2023 were as follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Fixed lease cost	¥65,968	¥88,273	¥86,882	$639
Variable lease cost	3,205	4,010	5,262	38
Short-term cost	115	304	96	1

Total	¥69,288	¥92,587	¥92,240	$678

Schedule of Supplemental Information Related to Operating Leases
Supplemental information related to operating leases is as follows:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
Cash paid for amounts included in the measurement of lease liabilities	¥65,968	¥88,273	¥86,882	$639
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	4,805	347,445	9,573	70
Weighted average remaining lease term (in years)	15.1	14.2	1.0
Weighted average discount rate-operating lease (IBR)	2.17%	2.24%	2.91%

Schedule of Maturity Analysis of Future Minimum Operating Leases Payments
Maturity

analysis of future minimum lease payments under
non-cancellable
leases subsequent to April 30, 2023 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2024	¥57,286	$421
2025	4,158	31
2026	2,131	16

Total	63,575	468
Less: Interest component	(1,092)	(8)

Present value of minimum lease payments	¥62,483	$460